Related Parties - Summary of Transaction with Other Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with other related parties - Financial expenses	$ 81,024
Merchants
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with merchants - revenues	1,494	$ 1,158	$ 2,030
Preferred Suppliers
Disclosure of Transactions Between Related Parties [Line Items]
Transactions with preferred suppliers (Collection entities) - Costs	$ (53)	$ (621)	$ (561)